Submission	Feb. 27, 2025
Submission [Line Items]
Central Index Key	0001601830
Registrant Name	Recursion Pharmaceuticals, Inc.
Registration File Number	333-284878
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES